Subsequent Events (Details Narrative) - Subsequent Event [Member]	Sep. 03, 2026 USD ($)	Sep. 03, 2026 SGD ($)	Jul. 03, 2026 USD ($)	Jul. 03, 2026 SGD ($)
Subsequent Event [Line Items]
Secured mortgage loan			$ 805,000	$ 1,040,000
Mortgage loan term			24 years	24 years
Debt variable interest rate			1.75%	1.75%
Proceeds from sale of mortgage loan property		$ 650,000
Mortgage loan property sales	$ 310,000	$ 392,000